Consolidated Statements of Operations	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares		Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Revenues:
Total revenues	$ 336,000						$ 1,114,000				$ 747,000	$ 43,000
Operating expenses
Cost of sales	257,000						892,000				609,000
Research and development											848,000	6,655,000
General and administrative expenses	497,000			1,249,000			886,000		5,463,000		7,717,000	5,392,000
Total operating expenses	754,000			1,249,000			1,778,000		5,463,000		9,174,000	12,047,000
Operating loss from continuing operations	(418,000)			(1,249,000)			(664,000)		(5,463,000)		(8,427,000)	(12,004,000)
Other income
Foreign exchange gains (losses)	(18,000)			(3,000)			21,000		(11,000)		73,000	(54,000)
Interest income	9,000			2,000			18,000		8,000		62,000	12,000
Gain on deconsolidation of former subsidiary											4,947,000
Other income, net	31,000			2,000			62,000		12,000		354,000	52,000
Total other income, net	22,000			1,000			101,000		9,000		5,436,000	10,000
Income / (loss) before income taxes	(396,000)			(1,248,000)			(563,000)		(5,454,000)		(2,991,000)	(11,994,000)
Income tax provision	(9,000)			(2,000)			(39,000)		(2,000)		(7,000)	782,000
Net income / (loss) from continuing operations	(405,000)			(1,250,000)			(602,000)		(5,456,000)
DISCONTINUED OPERATIONS
Operating losses from discontinued operations				(68,000)					(890,000)
Gain on deconsolidation of subsidiary									4,947,000
Net income from discontinued operations, net of tax				(68,000)					4,057,000
NET INCOME (LOSS)	(405,000)	$ (197,000)		(1,318,000)	$ (81,000)		(602,000)		(1,399,000)		(2,998,000)	(11,212,000)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	30,000						39,000		3,271,000		2,346,000	2,916,000
Total comprehensive income	(375,000)			(1,318,000)			(563,000)		(508,000)		(3,032,000)	(11,195,000)
Dividend on convertible exchangeable preferred shares	(20,000)			(20,000)			(40,000)		(20,000)		(61,000)
Deemed dividend on warrant exchange											(11,033,000)
Net loss applicable to common shareholders	$ (425,000)			$ (1,338,000)			$ (642,000)		$ (1,419,000)		$ (14,092,000)	$ (11,212,000)
EARNINGS PER SHARE — basic and diluted*
EARNINGS (LOSS) PER SHARE - Basic | $ / shares											$ (6.45)	$ (502.46)
EARNINGS (LOSS) PER SHARE - Diluted | $ / shares											$ (6.45)	$ (502.46)
Continuing operations Basic (USD per share) | $ / shares	$ (0.08)			$ (0.93)			$ (0.12)		$ (1.62)
Continuing operations Diluted (USD per share) | $ / shares	(0.08)			(0.93)			(0.12)		(1.62)
Discontinued operations Basic (USD per share) | $ / shares				(0.05)					4.62
Discontinued operations Diluted (USD per share) | $ / shares				$ (0.05)					$ 4.62
Weighted average shares outstanding - Basic | shares	5,598,701			1,360,626			5,568,424		878,095		2,185,075	22,314
Weighted average shares outstanding - Diluted | shares	5,598,701			1,360,626			5,568,424		878,095		2,185,075	22,314
Future NRG Sdn. Bhd. [Member]
Revenues:
Total revenues		183,976			203,630		$ 373,123		$ 421,912		$ 854,337	$ 871,741
Cost of revenues
Total cost of revenues		(137,688)			(126,884)		(259,986)		(256,900)		(580,357)	(598,307)
Gross profit		46,288			76,746		113,137		165,012		273,980	273,434
Operating expenses
General and administrative expenses		13,406			9,292		23,544		19,101		35,708	114,979
Selling and distribution costs		(324)			(408)		(24,832)		(803)		(5,907)	(8,669)
Loss on disposal of equity interest in subsidiary		(1,919,251)					(1,904,424)
Compensation and benefits		(28,433)			(23,919)		(55,104)		(50,839)		(97,826)	(86,105)
Depreciation and amortization		(48,114)			(44,090)		(96,504)		(92,277)		(191,982)	(173,709)
Professional fees		(24,157)			(63)		(45,030)		(345)		(14,480)	(16,595)
Impairment on financial assets / ECL							2,452				(35,616)	(32,318)
Total operating expenses		2,033,685			77,772		2,146,986		163,365		381,519	432,375
Operating loss from continuing operations		(1,987,397)			(1,026)		(2,033,849)		1,647		(107,539)	(158,941)
Other income
Interest income											40,677	35,508
Total other income, net		1,941,507					1,926,508
Income / (loss) before income taxes		(45,890)			(1,026)		(107,341)		1,647		(66,862)	(123,433)
Income tax provision											(278)
Net income / (loss) from continuing operations		(45,890)			(1,026)		(107,341)		1,647		(67,140)	(123,433)
DISCONTINUED OPERATIONS
Net income from discontinued operations, net of tax											2,557,550	921,119
NET INCOME (LOSS)		(45,890)			(1,026)		(107,341)		1,647		2,490,410	797,686
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments		(28,493)			(119,311)		(96,372)		(137,614)		174,075	22,645
Total comprehensive income		$ (74,383)			$ (120,337)		$ (203,713)		$ (135,967)		$ 2,664,485	$ 820,331
EARNINGS PER SHARE — basic and diluted*
EARNINGS (LOSS) PER SHARE - Basic | $ / shares											$ 0.0889	$ 0.0285
EARNINGS (LOSS) PER SHARE - Diluted | $ / shares											0.0889	0.0285
Continuing operations Basic (USD per share) | $ / shares		$ (0.0016)	[1]		$ (0.0000)	[1]	$ (0.0038)	[1]	$ 0.0001	[1]	(0.0024)	(0.0044)
Continuing operations Diluted (USD per share) | $ / shares		(0.0016)	[1]		(0.0000)	[1]	(0.0038)	[1]	0.0001	[1]	(0.0024)	(0.0044)
Discontinued operations Basic (USD per share) | $ / shares			[1]			[1]		[1]		[1]	0.0913	0.0329
Discontinued operations Diluted (USD per share) | $ / shares			[1]			[1]		[1]		[1]	$ 0.0913	$ 0.0329
Weighted average shares outstanding - Basic | shares		28,000,000	[1]		28,000,000	[1]	28,000,000	[1]	28,000,000	[1]	28,000,000	28,000,000
Weighted average shares outstanding - Diluted | shares		28,000,000	[1]		28,000,000	[1]	28,000,000	[1]	28,000,000	[1]	28,000,000	28,000,000
Product Revenue Fire Safety [Member]
Revenues:
Total revenues											$ 747,000
Clinical Trial Supply [Member]
Revenues:
Total revenues												43,000
Compensation and Benefits [Member] | Future NRG Sdn. Bhd. [Member]
Cost of revenues
Total cost of revenues		$ (20,691)			$ (15,640)		$ (39,753)		$ (32,655)		(72,663)	(83,223)
Upkeep of Plant [Member] | Future NRG Sdn. Bhd. [Member]
Cost of revenues
Total cost of revenues		(86,163)			(81,852)		(169,126)		(159,072)		(345,172)	(371,934)
Other Cost Of Revenues [Member] | Future NRG Sdn. Bhd. [Member]
Cost of revenues
Total cost of revenues		(30,834)			(29,392)		(51,107)		(65,173)		$ (162,522)	$ (143,150)
Revenue from Services [Member] | Future NRG Sdn. Bhd. [Member]
Revenues:
Total revenues		$ 183,976			$ 203,630		$ 373,123		$ 421,912

[1]	No potentially dilutive securities existed in any period presented. Basic and diluted EPS are identical.